Stockholders' Equity (Details) $ / shares in Units, $ in Thousands							1 Months Ended					6 Months Ended		12 Months Ended
	May 26, 2020 $ / shares shares	May 12, 2020 $ / shares shares	Mar. 02, 2020 USD ($) $ / shares shares	Mar. 02, 2020 USD ($) $ / shares shares	Feb. 03, 2020 USD ($) $ / shares shares	Mar. 20, 2019 USD ($) director $ / shares shares	Jan. 23, 2020 USD ($) $ / shares shares	Mar. 19, 2019 USD ($) $ / shares shares	Jul. 31, 2018 shares	Apr. 30, 2018 shares	Apr. 25, 2018 $ / shares shares	Jun. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Mar. 05, 2020 USD ($)	Mar. 27, 2019 USD ($)	Jan. 15, 2019 USD ($) $ / shares	Sep. 30, 2018 USD ($)	Jul. 24, 2018 USD ($)	Apr. 29, 2018 $ / shares	Jan. 19, 2018 $ / shares	Feb. 21, 2017 USD ($)
Class of Stock [Line Items]
Net Proceeds												$ 1,030	$ 1,850	$ 1,850	$ 978
Proceeds from issuance of private placement and public offering												$ 2,233		$ 1,472	$ 3,197
Sale of common stock, shares | shares									1,075,231					258,536
Conversion of promissory note																	$ 250
Deferred Offering Costs														$ 95					$ 108	$ 28			$ 96
Sale of purchase price per share | $ / shares								$ 1.85										$ 2.00			$ 1.24	$ 2.111
Subsequent Event [Member]
Class of Stock [Line Items]
Net Proceeds							$ 11
Sale of common stock, shares | shares					140,085		7,322
Deferred Offering Costs					$ 14		$ 1
Sale of purchase price per share | $ / shares					$ 1.55		$ 1.50
Private Placement [Member]
Class of Stock [Line Items]
Net Proceeds														$ 1,850
Number of directors | director						2
Sale of common stock, shares | shares						1,438,356					806,452			1,267,123
Conversion of promissory note						$ 250
Sale of purchase price per share | $ / shares						$ 1.46						$ 1.21
Private Placement [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Sale of common stock, shares | shares			1,533,058	1,533,058,000
Conversion of promissory note			$ 825	$ 825												$ 825
Sale of purchase price per share | $ / shares			$ 1.21	$ 1.21		$ 1,460
HC Wainwright [Member]
Class of Stock [Line Items]
Deferred Offering Costs																				$ 108			$ 125
Common Stock [Member]
Class of Stock [Line Items]
Shares | shares														1,378,252	1,077,972
Net Proceeds														$ 2,061	$ 1,450
Sale of common stock, shares | shares	735,000	81,695			140,085		7,322	78,640		131,225				32,489	140,295
Deferred Offering Costs								$ 9										$ 4
Sale of purchase price per share | $ / shares	$ 1.38	$ 1.18			$ 1.55		$ 1.50	$ 1.85			$ 1.24							$ 2.00
Common Stock [Member] | Date Twenty [Member]
Class of Stock [Line Items]
Shares | shares															806,452
Net Proceeds															$ 978
Common Stock [Member] | Date Twenty One [Member]
Class of Stock [Line Items]
Shares | shares															131,225
Net Proceeds															$ 176
Common Stock [Member] | Date Twenty Two [Member]
Class of Stock [Line Items]
Shares | shares															140,295
Net Proceeds															$ 296
Common Stock [Member] | March 20, 2019 [Member]
Class of Stock [Line Items]
Shares | shares												851,240		1,267,123
Net Proceeds														$ 1,850
Net Proceeds												$ 1,030
Common Stock [Member] | March 19, 2019 [Member]
Class of Stock [Line Items]
Shares | shares												964,102		78,640
Net Proceeds														$ 146
Net Proceeds												$ 1,203
Common Stock [Member] | Date Twenty FIve [Member]
Class of Stock [Line Items]
Shares | shares														32,489
Net Proceeds														$ 65